Quarterly Holdings Report
for
Fidelity® Sustainable Core Plus Bond ETF
November 30, 2024
CPB-NPRT1-0125
1.9904946.102
Asset-Backed Securities - 5.8%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 3.3%
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.929% 4/20/2034 (b)(c)(d)	100,000	100,104
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.959% 4/20/2033 (b)(c)(d)	286,704	287,108
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		387,212
MULTI-NATIONAL - 2.1%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 7/20/2035 (b)(c)(d)	250,000	250,277
UNITED STATES - 0.4%
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	47,625	44,151
TOTAL ASSET-BACKED SECURITIES (Cost $678,035)		681,640

Bank Loan Obligations - 1.0%
	Principal Amount (a)	Value ($)
NETHERLANDS - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0051% 1/3/2028 (b)(c)(e)	5,000	5,013
UNITED STATES - 1.0%
Communication Services - 0.0%
Media - 0.0%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 14.7717% 5/25/2026 (b)(c)(e)	924	789
Sinclair Television Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.1871% 9/30/2026 (b)(c)(e)	3,000	2,908
		3,697
Consumer Discretionary - 0.4%
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.256% 3/4/2028 (b)(c)(e)	4,961	4,184
Hotels, Restaurants & Leisure - 0.2%
Bulldog Purchaser Inc Tranche B 2LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.3537% 6/14/2032 (b)(c)(e)	5,000	4,981
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.8653% 6/1/2028 (b)(c)(e)	1,000	970
Restaurant Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8537% 4/1/2029 (b)(c)(e)	1,000	982
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 12/30/2026 (b)(c)(e)	6,953	6,672
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.347% 12/30/2026 (b)(c)(e)	1,000	968
		14,573
Household Durables - 0.2%
Mattress Firm Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.9235% 9/24/2028 (b)(c)(e)	1,995	1,994
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9226% 6/29/2028 (b)(c)(e)	3,000	2,829
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 10/30/2027 (b)(c)(e)	3,000	2,844
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9226% 10/30/2027 (b)(c)(e)	3,000	2,849
		10,516
Specialty Retail - 0.0%
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.6886% 9/10/2029 (b)(c)(e)	4,988	4,742
TOTAL CONSUMER DISCRETIONARY		34,015

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.1657% 8/2/2028 (b)(c)(e)	2,000	1,961
Financials - 0.1%
Capital Markets - 0.1%
PEX Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 11/19/2031 (b)(c)(e)(f)	5,000	5,019
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.9371% 1/31/2028 (b)(c)(e)	1,000	980
TOTAL FINANCIALS		5,999

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.6037% 6/28/2029 (b)(c)(e)	802	794
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.5726% 9/24/2031 (b)(c)(e)	5,000	4,947
Modivcare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3434% 7/1/2031 (b)(c)(e)	4,988	4,798
		10,539
Health Care Technology - 0.0%
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/27/2031 (b)(c)(e)(f)	5,000	5,005
TOTAL HEALTH CARE		15,544

Industrials - 0.1%
Aerospace & Defense - 0.1%
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (b)(c)(e)(f)	4,615	4,615
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (b)(c)(e)(f)	385	385
		5,000
Commercial Services & Supplies - 0.0%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 2/10/2031 (b)(c)(e)	1,000	985
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (b)(c)(e)	2,997	2,980
		3,965
TOTAL INDUSTRIALS		8,965

Information Technology - 0.2%
IT Services - 0.0%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.9175% 2/10/2028 (b)(c)(e)	3,000	2,880
Software - 0.2%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.4226% 12/10/2029 (b)(c)(e)	2,000	1,995
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.8867% 10/12/2032 (b)(c)(e)	5,000	4,935
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 6/2/2028 (b)(c)(e)	997	1,001
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.6139% 6/4/2029 (b)(c)(e)	2,000	1,966
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 11/21/2032 (b)(c)(e)(f)	5,000	5,019
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (b)(c)(e)(f)	5,000	4,988
		19,904
TOTAL INFORMATION TECHNOLOGY		22,784

Materials - 0.1%
Chemicals - 0.1%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7755% 6/4/2028 (b)(c)(e)	992	840
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.4374% 6/12/2028 (b)(c)(e)(g)	311	314
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (b)(c)(e)	291	293
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.6287% 7/3/2028 (b)(c)(e)	1,000	984
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 12.1101% 3/15/2030 (b)(c)(e)	1,000	928
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3377% 8/22/2031 (b)(c)(e)	5,000	4,853
Minerals Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 11/21/2031 (b)(c)(e)	5,000	5,006
		13,218
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 9.016% 11/14/2025 (b)(c)(e)	1,000	988
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.4371% 3/25/2028 (b)(c)(e)	2,997	2,898
		3,886
TOTAL UNITED STATES		110,069
TOTAL BANK LOAN OBLIGATIONS (Cost $114,389)		115,082

Commercial Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
BXHPP Trust Series 2021-FILM Class A, CME Term SOFR 1 month Index + 0.7645%, 5.3735% 8/15/2036 (b)(c)(d) (Cost $121,446)	125,000	120,570

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (h)	95	1,014
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (i)	134	1,637
Cano Health LLC warrants (i)(j)	15	59
		1,696
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp (j)	10	1,001
TOTAL UNITED STATES		3,711
TOTAL COMMON STOCKS (Cost $7,218)		3,711

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	4,407	4,897
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Rivian Automotive Inc 3.625% 10/15/2030	10,000	8,707
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments Inc 1.25% 6/1/2030 (d)	1,000	1,018
Wolfspeed Inc 1.875% 12/1/2029	4,000	1,728
		2,746
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	2,000	1,737
Redfin Corp 0.5% 4/1/2027	4,000	2,984
		4,721
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027 (d)	1,000	1,124
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 0% 11/15/2025 (d)(k)(l)	1,000	936
NextEra Energy Partners LP 2.5% 6/15/2026 (d)	3,000	2,802
		3,738
TOTAL UTILITIES		4,862

TOTAL UNITED STATES		25,933
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $24,774)		25,933

Foreign Government and Government Agency Obligations - 0.2%
		Principal Amount (a)	Value ($)
GERMANY - 0.2%
German Federal Republic 0% 8/15/2030 (m)	EUR	10,000	9,518
German Federal Republic 2.6% 8/15/2034 (m)	EUR	13,000	14,344
TOTAL GERMANY			23,862
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $24,429)			23,862

Non-Convertible Corporate Bonds - 40.7%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
FMG Resources August 2006 Pty Ltd 6.125% 4/15/2032 (d)		10,000	10,072
Mineral Resources Ltd 8.5% 5/1/2030 (d)		12,000	12,263

TOTAL AUSTRALIA			22,335
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		2,000	1,965
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (d)		2,000	2,016
CANADA - 1.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
TELUS Corp 3.4% 5/13/2032		45,000	40,526
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		5,000	5,003
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		1,000	1,017
			6,020
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (d)		55,000	40,028
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)		1,000	968
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 7% 6/1/2032 (d)		5,000	5,102
Bombardier Inc 7.25% 7/1/2031 (d)		5,000	5,165
			10,267
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 12/1/2029 (d)		7,000	6,385
Open Text Holdings Inc 4.125% 12/1/2031 (d)		2,000	1,791
Open Text Holdings Inc 4.125% 2/15/2030 (d)		5,000	4,608
			12,784
Materials - 0.3%
Chemicals - 0.3%
Methanex Corp 5.125% 10/15/2027		5,000	4,911
Methanex Corp 5.65% 12/1/2044		10,000	8,926
NOVA Chemicals Corp 4.25% 5/15/2029 (d)		1,000	926
NOVA Chemicals Corp 7% 12/1/2031 (d)		5,000	5,110
NOVA Chemicals Corp 8.5% 11/15/2028 (d)		4,000	4,263
NOVA Chemicals Corp 9% 2/15/2030 (d)		5,000	5,410
			29,546
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		1,000	985
Hudbay Minerals Inc 6.125% 4/1/2029 (d)		2,000	2,018
			3,003
TOTAL MATERIALS			32,549

Utilities - 0.0%
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp 4.75% 1/18/2082 (c)		5,000	4,708
TOTAL CANADA			147,850
CHILE - 0.0%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (d)		2,000	1,910
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par 4.05% 4/27/2026 (d)		3,000	2,893
TOTAL CHILE			4,803
CHINA - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		50,000	43,135
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		4,000	2,032
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)		2,000	1,893
			3,925
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (d)		3,000	2,594
TOTAL COLOMBIA			6,519
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (d)		6,000	6,131
FRANCE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 7/15/2029 (d)		13,000	9,907
Iliad Holding SASU 7% 10/15/2028 (d)		1,000	1,015
Iliad Holding SASU 8.5% 4/15/2031 (d)		3,000	3,194
			14,116
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA 7.5% 4/15/2032 (d)		8,000	8,361
Viridien 8.75% 4/1/2027 (d)		10,000	9,765
			18,126
Financials - 0.8%
Banks - 0.8%
BNP Paribas SA 0.875% 7/11/2030 (c)(m)	EUR	100,000	95,101
TOTAL FRANCE			127,343
GERMANY - 0.8%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
ZF North America Capital Inc 4.75% 4/29/2025 (d)		1,000	992
ZF North America Capital Inc 6.75% 4/23/2030 (d)		5,000	4,880
			5,872
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc 5.125% 2/1/2029		3,000	2,624
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Vonovia SE 0.625% 3/24/2031 (m)	EUR	100,000	89,390
TOTAL GERMANY			97,886
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		2,000	1,899
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		2,000	1,937
Tullow Oil PLC 10.25% 5/15/2026 (d)		3,000	2,692
Tullow Oil PLC 7% 3/1/2025 (d)		3,000	2,860

TOTAL GHANA			9,388
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Azorra Finance Ltd 7.75% 4/15/2030 (d)		5,000	5,023
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		5,000	5,133

TOTAL GRAND CAYMAN (UK OVERSEAS TER)			10,156
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (d)		1,000	943
IRELAND - 1.1%
Financials - 1.1%
Banks - 0.9%
AIB Group PLC 2.875% 5/30/2031 (c)(m)	EUR	100,000	104,716
Financial Services - 0.2%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		5,000	4,948
GGAM Finance Ltd 6.875% 4/15/2029 (d)		5,000	5,103
GGAM Finance Ltd 7.75% 5/15/2026 (d)		5,000	5,096
GGAM Finance Ltd 8% 2/15/2027 (d)		2,000	2,072
GGAM Finance Ltd 8% 6/15/2028 (d)		5,000	5,283
			22,502
TOTAL IRELAND			127,218
ISRAEL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(m)		2,000	1,858
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(m)		1,000	890
Energean PLC 6.5% 4/30/2027 (d)		5,000	4,989

TOTAL ISRAEL			7,737
LUXEMBOURG - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5.75% 8/15/2029 (d)		6,000	4,545
Altice France Holding SA 6% 2/15/2028 (d)		2,000	531
			5,076
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		2,000	1,759
TOTAL LUXEMBOURG			6,835
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (d)		2,000	1,999
NETHERLANDS - 0.0%
Communication Services - 0.0%
Media - 0.0%
Ziggo Bond Co BV 6% 1/15/2027 (d)		2,000	2,000
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (d)		4,000	3,955
IHS Holding Ltd 6.25% 11/29/2028 (d)		1,000	944

TOTAL NIGERIA			4,899
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.75% 1/24/2030 (d)		2,000	1,910
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)		1,000	821
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (d)		3,000	2,730

TOTAL PUERTO RICO			3,551
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		4,000	2,910
SPAIN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)		4,000	3,649
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (d)		1,000	946
TOTAL SPAIN			4,595
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		5,000	5,018
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		1,000	861

TOTAL SWITZERLAND			5,879
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		1,000	1,016
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (d)		6,000	5,912
UNITED KINGDOM - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)		1,000	923
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (d)		3,000	2,903
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
eG Global Finance PLC 12% 11/30/2028 (d)		7,000	7,847
Financials - 1.0%
Banks - 1.0%
NatWest Group PLC 2.057% 11/9/2028 (c)(m)	GBP	100,000	117,180
Health Care - 0.5%
Pharmaceuticals - 0.5%
Astrazeneca Finance LLC 1.75% 5/28/2028		70,000	63,841
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		5,000	5,006
TOTAL UNITED KINGDOM			197,700
UNITED STATES - 33.3%
Communication Services - 3.1%
Diversified Telecommunication Services - 1.0%
Frontier Communications Holdings LLC 8.75% 5/15/2030 (d)		4,000	4,262
Level 3 Financing Inc 10% 10/15/2032 (d)		1,000	998
Level 3 Financing Inc 11% 11/15/2029 (d)		1,333	1,515
Level 3 Financing Inc 3.625% 1/15/2029 (d)		3,000	2,393
Level 3 Financing Inc 3.75% 7/15/2029 (d)		1,000	781
Level 3 Financing Inc 3.875% 10/15/2030 (d)		2,000	1,595
Level 3 Financing Inc 4% 4/15/2031 (d)		12,000	9,510
Level 3 Financing Inc 4.25% 7/1/2028 (d)		2,000	1,770
Level 3 Financing Inc 4.5% 4/1/2030 (d)		1,000	835
Level 3 Financing Inc 4.625% 9/15/2027 (d)		1,000	920
Lumen Technologies Inc 4.5% 1/15/2029 (d)		1,000	840
Verizon Communications Inc 5.05% 5/9/2033		95,000	96,126
			121,545
Entertainment - 0.4%
Walt Disney Co/The 2.65% 1/13/2031		55,000	49,334
Media - 1.7%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		6,000	5,748
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)		5,000	4,169
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)		20,000	17,997
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (d)		3,000	2,788
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (d)		5,000	4,932
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)		6,000	5,310
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)		5,000	5,177
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (d)		8,000	8,486
CSC Holdings LLC 3.375% 2/15/2031 (d)		11,000	7,977
CSC Holdings LLC 4.625% 12/1/2030 (d)		7,000	3,911
DISH DBS Corp 5.125% 6/1/2029		2,000	1,324
DISH DBS Corp 7.375% 7/1/2028		2,000	1,513
EchoStar Corp 10.75% 11/30/2029		12,279	13,283
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		4,124	3,724
Univision Communications Inc 7.375% 6/30/2030 (d)		8,000	7,712
Univision Communications Inc 8.5% 7/31/2031 (d)		11,000	10,913
Warnermedia Holdings Inc 4.279% 3/15/2032		54,000	48,729
Warnermedia Holdings Inc 5.141% 3/15/2052		56,000	45,016
			198,709
Consumer Discretionary - 3.0%
Automobiles - 0.2%
General Motors Co 5.4% 10/15/2029		20,000	20,333
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (b)(c)(d)		9,000	9,021
			29,354
Broadline Retail - 0.1%
Kohl's Corp 4.25% 7/17/2025		3,000	2,959
Nordstrom Inc 4.375% 4/1/2030		4,000	3,655
Wayfair LLC 7.25% 10/31/2029 (d)		5,000	5,067
			11,681
Diversified Consumer Services - 0.1%
Sotheby's 7.375% 10/15/2027 (d)		10,000	9,889
StoneMor Inc 8.5% 5/15/2029 (d)		3,000	2,701
			12,590
Hotels, Restaurants & Leisure - 0.3%
ClubCorp Holdings Inc 8.5% 9/15/2025 (d)		4,000	3,940
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		5,000	5,007
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		5,000	5,044
Life Time Inc 6% 11/15/2031 (d)		5,000	5,002
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		2,000	1,800
Mohegan Tribal Gaming Authority 8% 2/1/2026 (d)		3,000	2,981
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		5,000	5,009
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		5,000	5,063
Yum! Brands Inc 4.625% 1/31/2032		7,000	6,583
			40,429
Household Durables - 0.1%
Beazer Homes USA Inc 7.5% 3/15/2031 (d)		2,000	2,040
Landsea Homes Corp 8.875% 4/1/2029 (d)		1,000	1,025
LGI Homes Inc 7% 11/15/2032 (d)		5,000	5,045
Newell Brands Inc 6.375% 5/15/2030		3,000	3,056
Newell Brands Inc 6.625% 5/15/2032		3,000	3,053
Newell Brands Inc 6.875% 4/1/2036 (n)		1,000	1,016
Tri Pointe Homes Inc 5.25% 6/1/2027		2,000	1,983
			17,218
Specialty Retail - 1.8%
Carvana Co 12% 12/1/2028 pay-in-kind (c)(d)		2,235	2,381
Carvana Co 13% 6/1/2030 pay-in-kind (c)(d)		1,065	1,170
Carvana Co 14% 6/1/2031 pay-in-kind (c)(d)		4,484	5,365
Carvana Co 4.875% 9/1/2029 (d)		1,000	830
Carvana Co 5.625% 10/1/2025 (d)		5,000	4,950
Home Depot Inc/The 3.25% 4/15/2032		50,000	45,492
LBM Acquisition LLC 6.25% 1/15/2029 (d)		5,000	4,678
Lowe's Cos Inc 3.75% 4/1/2032		50,000	46,623
Lowe's Cos Inc 4.25% 4/1/2052		50,000	41,031
Staples Inc 10.75% 9/1/2029 (d)		5,000	4,930
Staples Inc 12.75% 1/15/2030 (d)		3,514	2,900
TJX Cos Inc/The 3.875% 4/15/2030		40,000	38,641
			198,991
Textiles, Apparel & Luxury Goods - 0.4%
Levi Strauss & Co 3.5% 3/1/2031 (d)		1,000	887
Tapestry Inc 3.05% 3/15/2032		55,000	47,511
			48,398
TOTAL CONSUMER DISCRETIONARY			358,661

Consumer Staples - 1.3%
Beverages - 0.0%
Triton Water Holdings 6.25% 4/1/2029 (d)		3,000	2,984
Consumer Staples Distribution & Retail - 0.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		4,000	3,852
C&S Group Enterprises LLC 5% 12/15/2028 (d)		3,000	2,464
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		5,000	5,235
Performance Food Group Inc 4.25% 8/1/2029 (d)		3,000	2,821
Performance Food Group Inc 6.125% 9/15/2032 (d)		2,000	2,017
United Natural Foods Inc 6.75% 10/15/2028 (d)		1,000	984
US Foods Inc 4.625% 6/1/2030 (d)		4,000	3,810
US Foods Inc 5.75% 4/15/2033 (d)		5,000	4,938
Walgreens Boots Alliance Inc 8.125% 8/15/2029		5,000	5,035
			31,156
Food Products - 1.0%
General Mills Inc 2.25% 10/14/2031		115,000	97,858
Post Holdings Inc 4.5% 9/15/2031 (d)		5,000	4,553
Post Holdings Inc 4.625% 4/15/2030 (d)		3,000	2,813
Post Holdings Inc 6.25% 2/15/2032 (d)		5,000	5,052
Post Holdings Inc 6.375% 3/1/2033 (d)		5,000	4,981
			115,257
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)		3,000	3,047
TOTAL CONSUMER STAPLES			152,444

Energy - 0.5%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)		2,000	2,027
Oceaneering International Inc 6% 2/1/2028		6,000	5,955
			7,982
Oil, Gas & Consumable Fuels - 0.5%
California Resources Corp 7.125% 2/1/2026 (d)		6,000	6,017
California Resources Corp 8.25% 6/15/2029 (d)		10,000	10,263
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		1,000	931
CNX Resources Corp 6% 1/15/2029 (d)		2,000	2,001
CNX Resources Corp 7.25% 3/1/2032 (d)		5,000	5,190
CNX Resources Corp 7.375% 1/15/2031 (d)		5,000	5,187
CVR Energy Inc 5.75% 2/15/2028 (d)		2,000	1,892
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		4,000	4,012
Murphy Oil USA Inc 3.75% 2/15/2031 (d)		3,000	2,685
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)		4,000	4,089
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		12,000	11,448
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		7,000	6,625
TransMontaigne Partners LP / TLP Finance Corp 6.125% 2/15/2026		4,000	3,970
			64,310
TOTAL ENERGY			72,292

Financials - 6.6%
Banks - 2.4%
Bank of America Corp 2.687% 4/22/2032 (c)		40,000	35,024
Bank of America Corp 5.015% 7/22/2033 (c)		24,000	24,090
Citigroup Inc 2.014% 1/25/2026 (c)		130,000	129,385
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (d)		11,000	10,631
JPMorgan Chase & Co 2.963% 1/25/2033 (c)		40,000	35,183
JPMorgan Chase & Co 4.912% 7/25/2033 (c)		13,000	12,988
Santander Holdings USA Inc 5.807% 9/9/2026 (c)		15,000	15,073
Santander Holdings USA Inc 6.499% 3/9/2029 (c)		10,000	10,375
Western Alliance Bancorp 3% 6/15/2031 (c)		4,000	3,781
			276,530
Capital Markets - 1.4%
Coinbase Global Inc 3.625% 10/1/2031 (d)		2,000	1,736
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)		19,000	16,753
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)		70,000	68,158
Hightower Holding LLC 9.125% 1/31/2030 (d)		5,000	5,290
Morgan Stanley 4.889% 7/20/2033 (c)		31,000	30,687
State Street Corp 3.031% 11/1/2034 (c)		45,000	40,856
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)		2,000	2,063
			165,543
Consumer Finance - 0.7%
Ally Financial Inc 2.2% 11/2/2028		55,000	49,572
Ally Financial Inc 5.75% 11/20/2025		1,000	1,004
Encore Capital Group Inc 8.5% 5/15/2030 (d)		5,000	5,293
OneMain Finance Corp 3.875% 9/15/2028		13,000	12,128
OneMain Finance Corp 6.625% 5/15/2029		5,000	5,101
PRA Group Inc 8.875% 1/31/2030 (d)		9,000	9,460
SLM Corp 4.2% 10/29/2025		3,000	2,957
			85,515
Financial Services - 0.3%
Block Inc 3.5% 6/1/2031		12,000	10,781
Block Inc 6.5% 5/15/2032 (d)		6,000	6,155
GN Bondco LLC 9.5% 10/15/2031 (d)		1,000	1,064
NFE Financing LLC 12% 11/15/2029 (d)		14,775	14,812
PHH Escrow Issuer LLC 9.875% 11/1/2029 (d)		5,000	4,840
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		2,000	2,088
			39,740
Insurance - 1.7%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		5,000	5,056
Equitable Financial Life Global Funding 1.3% 7/12/2026 (d)		100,000	94,747
Marsh & McLennan Cos Inc 2.375% 12/15/2031		110,000	94,318
			194,121
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		2,000	1,930
Starwood Property Trust Inc 3.75% 12/31/2024 (d)		2,000	1,999
Starwood Property Trust Inc 4.75% 3/15/2025		1,000	1,000
Starwood Property Trust Inc 6% 4/15/2030 (d)		5,000	4,936
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		5,000	5,149
			15,014
TOTAL FINANCIALS			776,463

Health Care - 3.1%
Biotechnology - 0.8%
Amgen Inc 3% 2/22/2029		100,000	93,790
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		1,000	805
			94,595
Health Care Providers & Services - 1.6%
Akumin Inc 8% 8/1/2028 (d)		4,000	3,320
AMN Healthcare Inc 4% 4/15/2029 (d)		5,000	4,532
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		18,000	14,614
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		1,000	854
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)		1,000	806
Cigna Group/The 3.4% 3/15/2051		55,000	38,765
DaVita Inc 6.875% 9/1/2032 (d)		5,000	5,164
Encompass Health Corp 4.625% 4/1/2031		5,000	4,715
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		1,000	1,022
Humana Inc 3.7% 3/23/2029		70,000	66,720
Modivcare Inc 5% 10/1/2029 (d)		1,000	686
Molina Healthcare Inc 6.25% 1/15/2033 (d)		5,000	5,042
Owens & Minor Inc 6.625% 4/1/2030 (d)		3,000	2,906
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		4,000	3,868
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		5,000	5,078
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (c)(d)		2,833	2,819
Select Medical Corp 6.25% 12/1/2032 (d)(o)		5,000	5,010
Tenet Healthcare Corp 6.125% 10/1/2028		10,000	10,024
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		2,000	2,076
			178,021
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (d)		2,000	1,975
IQVIA Inc 5% 5/15/2027 (d)		3,000	2,966
			4,941
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		2,000	1,853
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)		10,000	9,598
			11,451
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co 2.95% 3/15/2032		25,000	22,258
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)		7,000	6,408
Zoetis Inc 2% 5/15/2030		50,000	43,453
			72,119
TOTAL HEALTH CARE			361,127

Industrials - 2.7%
Aerospace & Defense - 0.1%
TransDigm Inc 6% 1/15/2033 (d)		5,000	5,000
TransDigm Inc 6.375% 3/1/2029 (d)		5,000	5,081
			10,081
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (d)		5,000	5,065
Building Products - 0.7%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)		1,000	1,008
Builders FirstSource Inc 6.375% 3/1/2034 (d)		5,000	5,096
Carrier Global Corp 2.493% 2/15/2027		70,000	66,969
Cornerstone Building Brands Inc 6.125% 1/15/2029 (d)		4,000	3,370
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (d)		3,000	2,858
			79,301
Commercial Services & Supplies - 0.3%
Artera Services LLC 8.5% 2/15/2031 (d)		15,000	14,906
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		5,000	5,305
GFL Environmental Inc 3.5% 9/1/2028 (d)		1,000	944
Reworld Holding Corp 4.875% 12/1/2029 (d)		14,000	13,213
Williams Scotsman Inc 6.625% 6/15/2029 (d)		2,000	2,034
			36,402
Electrical Equipment - 0.1%
Atkore Inc 4.25% 6/1/2031 (d)		4,000	3,634
Sensata Technologies BV 4% 4/15/2029 (d)		4,000	3,731
			7,365
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (d)		3,000	2,847
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.75% 7/15/2027 (d)		8,000	7,950
			10,797
Industrial Conglomerates - 0.9%
Honeywell International Inc 1.75% 9/1/2031		55,000	46,021
Trane Technologies Financing Ltd 3.8% 3/21/2029		60,000	58,176
			104,197
Machinery - 0.4%
Chart Industries Inc 9.5% 1/1/2031 (d)		2,000	2,160
Otis Worldwide Corp 2.565% 2/15/2030		50,000	44,905
			47,065
Passenger Airlines - 0.1%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		5,000	5,260
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (d)		1,000	778
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (d)		2,000	1,555
			7,593
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply Inc 6.5% 8/1/2030 (d)		1,000	1,024
United Rentals North America Inc 6.125% 3/15/2034 (d)		5,000	5,075
			6,099
TOTAL INDUSTRIALS			313,965

Information Technology - 1.7%
Communications Equipment - 0.0%
Viasat Inc 5.625% 9/15/2025 (d)		5,000	4,966
Viasat Inc 7.5% 5/30/2031 (d)		1,000	678
			5,644
Electronic Equipment, Instruments & Components - 0.5%
Dell International LLC / EMC Corp 6.2% 7/15/2030		45,000	47,805
Insight Enterprises Inc 6.625% 5/15/2032 (d)		5,000	5,115
Lightning Power LLC 7.25% 8/15/2032 (d)		2,000	2,085
TTM Technologies Inc 4% 3/1/2029 (d)		2,000	1,869
			56,874
IT Services - 0.1%
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		12,000	11,129
Semiconductors & Semiconductor Equipment - 0.6%
Entegris Inc 3.625% 5/1/2029 (d)		9,000	8,287
Entegris Inc 5.95% 6/15/2030 (d)		10,000	10,017
Micron Technology Inc 2.703% 4/15/2032		55,000	47,014
ON Semiconductor Corp 3.875% 9/1/2028 (d)		1,000	947
Wolfspeed Inc 4.2917% 6/23/2030 pay-in-kind (c)(d)(g)(i)		5,000	4,813
			71,078
Software - 0.3%
Cloud Software Group Inc 6.5% 3/31/2029 (d)		3,000	2,947
Cloud Software Group Inc 8.25% 6/30/2032 (d)		5,000	5,209
Cloud Software Group Inc 9% 9/30/2029 (d)		8,000	8,100
Elastic NV 4.125% 7/15/2029 (d)		9,000	8,416
Gen Digital Inc 5% 4/15/2025 (d)		7,000	6,981
Gen Digital Inc 7.125% 9/30/2030 (d)		3,000	3,106
Rackspace Finance LLC 3.5% 5/15/2028 (d)		1,670	1,044
UKG Inc 6.875% 2/1/2031 (d)		5,000	5,139
			40,942
Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman 4.125% 1/15/2031		3,000	2,705
Seagate HDD Cayman 5.75% 12/1/2034		2,000	1,987
Seagate HDD Cayman 8.25% 12/15/2029		5,000	5,364
Western Digital Corp 2.85% 2/1/2029		4,000	3,581
Western Digital Corp 3.1% 2/1/2032		4,000	3,381
Western Digital Corp 4.75% 2/15/2026		1,000	992
			18,010
TOTAL INFORMATION TECHNOLOGY			203,677

Materials - 1.4%
Chemicals - 0.9%
Chemours Co/The 4.625% 11/15/2029 (d)		13,000	11,606
GPD Cos Inc 10.125% 4/1/2026 (d)		1,000	963
International Flavors & Fragrances Inc 2.3% 11/1/2030 (d)		80,000	68,612
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		3,472	2,925
Methanex US Operations Inc 6.25% 3/15/2032 (d)		5,000	4,989
Olin Corp 5% 2/1/2030		5,000	4,803
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)		8,000	7,665
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)		2,000	2,126
Scih Salt Hldgs Inc 6.625% 5/1/2029 (d)		1,000	974
			104,663
Construction Materials - 0.1%
Eco Material Technologies Inc 7.875% 1/31/2027 (d)		6,000	6,070
Containers & Packaging - 0.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		9,000	7,818
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)		1,000	996
Berry Global Inc 4.5% 2/15/2026 (d)		1,000	993
Berry Global Inc 5.625% 7/15/2027 (d)		10,000	9,987
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)		2,000	2,010
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		5,000	5,051
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)		3,000	3,011
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		5,000	5,093
Sealed Air Corp 6.5% 7/15/2032 (d)		5,000	5,091
			40,050
Metals & Mining - 0.1%
ATI Inc 4.875% 10/1/2029		6,000	5,754
ATI Inc 7.25% 8/15/2030		5,000	5,227
			10,981
TOTAL MATERIALS			161,764

Real Estate - 3.9%
Diversified REITs - 0.7%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		12,000	10,345
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)		9,000	9,562
WP Carey Inc 2.45% 2/1/2032		70,000	58,704
			78,611
Health Care REITs - 0.6%
Alexandria Real Estate Equities Inc 2% 5/18/2032		70,000	57,005
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		5,000	3,656
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		6,000	5,070
MPT Operating Partnership LP / MPT Finance Corp 5.25% 8/1/2026		6,000	5,439
			71,170
Industrial REITs - 0.5%
Prologis LP 2.875% 11/15/2029		65,000	60,244
Office REITs - 1.3%
Boston Properties LP 2.45% 10/1/2033		75,000	58,938
Boston Properties LP 6.75% 12/1/2027		8,000	8,376
COPT Defense Properties LP 2% 1/15/2029		40,000	35,365
Hudson Pacific Properties LP 5.95% 2/15/2028		54,000	48,344
			151,023
Real Estate Management & Development - 0.5%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)		800	745
CBRE Services Inc 2.5% 4/1/2031		55,000	47,729
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		5,000	4,532
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)		7,000	6,831
			59,837
Retail REITs - 0.3%
Brixmor Operating Partnership LP 5.75% 2/15/2035		30,000	31,035
Specialized REITs - 0.0%
Iron Mountain Inc 4.875% 9/15/2027 (d)		5,000	4,924
TOTAL REAL ESTATE			456,844

Utilities - 6.0%
Electric Utilities - 3.0%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		75,000	70,501
DPL Inc 4.125% 7/1/2025		1,000	994
DPL Inc 4.35% 4/15/2029		14,000	13,171
Duke Energy Carolinas LLC 3.95% 11/15/2028		65,000	63,662
Nextera Energy Operating Partners LP 4.5% 9/15/2027 (d)		1,000	950
Northern States Power Co/MN 2.25% 4/1/2031		80,000	69,294
NRG Energy Inc 5.75% 7/15/2029 (d)		6,000	5,940
NRG Energy Inc 6% 2/1/2033 (d)		5,000	4,972
NRG Energy Inc 6.25% 11/1/2034 (d)		2,000	2,000
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		45,000	43,072
PG&E Corp 7.375% 3/15/2055 (c)		7,000	7,234
Wisconsin Electric Power Co 4.75% 9/30/2032		65,000	65,564
			347,354
Independent Power and Renewable Electricity Producers - 1.1%
AES Corp/The 1.375% 1/15/2026		70,000	67,186
AES Corp/The 2.45% 1/15/2031		68,000	57,635
Sunnova Energy Corp 5.875% 9/1/2026 (d)		4,000	3,449
TerraForm Power Operating LLC 4.75% 1/15/2030 (d)		4,000	3,751
			132,021
Multi-Utilities - 1.9%
Dominion Energy Inc 2.25% 8/15/2031		80,000	68,016
NiSource Inc 1.7% 2/15/2031		120,000	99,746
Puget Energy Inc 4.224% 3/15/2032		60,000	55,829
			223,591
TOTAL UTILITIES			702,966

TOTAL UNITED STATES			3,929,791
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 6.875% 10/15/2027 (d)		8,000	7,964
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $4,884,217)			4,792,386

Preferred Securities - 1.1%
		Principal Amount (a)	Value ($)
SPAIN - 0.9%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Telefonica Europe BV 2.502% (c)(m)(p)	EUR	100,000	104,308
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 6.125% (c)(p)		5,000	4,997
Energy Transfer LP 6.625% (c)(p)		1,000	1,005
			6,002
Financials - 0.2%
Banks - 0.1%
Citigroup Inc 6.75% (c)(p)		5,000	4,983
Citigroup Inc 7.125% (c)(p)		5,000	5,160
M&T Bank Corp 3.5% (c)(p)		1,000	940
M&T Bank Corp 5.125% (c)(p)		1,000	994
			12,077
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (c)(p)		1,000	871
Ally Financial Inc 4.7% (c)(p)		5,000	4,723
Discover Financial Services 5.5% (c)(p)		1,000	979
			6,573
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(i)(p)		1,000	998
TOTAL FINANCIALS			19,648

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (c)(d)(p)		1,000	992
TOTAL UNITED STATES			26,642
TOTAL PREFERRED SECURITIES (Cost $121,945)			130,950

U.S. Government Agency - Mortgage Securities - 27.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 27.1%
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	22,937	19,617
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	99,593	79,919
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	23,704	19,974
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	43,863	36,838
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	37,777	33,154
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	20,587	18,049
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	21,865	19,101
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	48,421	44,802
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	22,506	21,302
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	61,667	60,540
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	44,152	43,400
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	48,841	48,786
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	48,874	48,864
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	25,000	24,971
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	48,725	49,396
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	16,643	17,072
Freddie Mac Gold Pool 1.5% 4/1/2051	45,271	34,592
Freddie Mac Gold Pool 2.5% 12/1/2051	44,252	37,164
Freddie Mac Gold Pool 2.5% 9/1/2051	30,856	26,020
Freddie Mac Gold Pool 3% 5/1/2035	37,676	35,771
Freddie Mac Gold Pool 3% 5/1/2051	22,391	19,686
Freddie Mac Gold Pool 4.5% 12/1/2052	44,072	42,391
Ginnie Mae I Pool 4.5% 4/20/2053	47,236	45,634
Ginnie Mae II Pool 2% 2/20/2051	20,395	16,786
Ginnie Mae II Pool 2% 2/20/2052	97,156	79,891
Ginnie Mae II Pool 2% 3/20/2052	24,318	19,997
Ginnie Mae II Pool 2.5% 5/20/2052	24,250	20,743
Ginnie Mae II Pool 2.5% 8/20/2051	96,873	82,891
Ginnie Mae II Pool 3% 1/1/2055 (o)	50,000	44,354
Ginnie Mae II Pool 3% 12/1/2054 (o)	100,000	88,656
Ginnie Mae II Pool 3.5% 1/1/2055 (o)	50,000	45,730
Ginnie Mae II Pool 3.5% 12/1/2054 (o)	50,000	45,707
Ginnie Mae II Pool 5% 12/1/2054 (o)	25,000	24,648
Ginnie Mae II Pool 6% 1/1/2055 (o)	150,000	151,453
Ginnie Mae II Pool 6% 12/1/2054 (o)	275,000	277,879
Uniform Mortgage Backed Securities 2% 1/1/2055 (o)	325,000	260,876
Uniform Mortgage Backed Securities 2% 12/1/2039 (o)	50,000	44,832
Uniform Mortgage Backed Securities 2% 12/1/2054 (o)	625,000	501,074
Uniform Mortgage Backed Securities 2.5% 1/1/2055 (o)	100,000	83,793
Uniform Mortgage Backed Securities 2.5% 12/1/2054 (o)	100,000	83,719
Uniform Mortgage Backed Securities 3% 12/1/2054 (o)	25,000	21,783
Uniform Mortgage Backed Securities 3.5% 12/1/2054 (o)	50,000	45,309
Uniform Mortgage Backed Securities 4.5% 12/1/2054 (o)	25,000	24,012
Uniform Mortgage Backed Securities 6% 12/1/2054 (o)	125,000	126,504
Uniform Mortgage Backed Securities 6.5% 1/1/2055 (o)	100,000	102,379
Uniform Mortgage Backed Securities 6.5% 12/1/2054 (o)	175,000	179,184
TOTAL UNITED STATES		3,199,243
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,184,895)		3,199,243

U.S. Treasury Obligations - 28.7%
	Yield (%) (q)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.99	1,170,000	764,385
US Treasury Bonds 2.25% 5/15/2041 (r)	3.80 to 4.63	39,000	29,138
US Treasury Bonds 3.375% 8/15/2042	3.49 to 3.75	80,000	69,431
US Treasury Bonds 3.625% 2/15/2053	3.63 to 3.76	113,000	98,478
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	132,000	128,927
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.66	137,000	133,982
US Treasury Bonds 4.625% 5/15/2054	4.64 to 4.65	40,000	41,581
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	375,000	353,672
US Treasury Notes 3.5% 2/15/2033	3.40 to 3.92	715,000	681,820
US Treasury Notes 3.625% 3/31/2030	3.57	200,000	195,398
US Treasury Notes 3.625% 9/30/2031	3.97	4,000	3,879
US Treasury Notes 3.75% 5/31/2030	3.89 to 4.35	32,000	31,428
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	244,000	237,767
US Treasury Notes 4% 1/31/2029	3.99 to 4.05	150,000	149,332
US Treasury Notes 4% 1/31/2031	4.13	79,000	78,454
US Treasury Notes 4% 2/15/2034	3.68 to 4.46	62,000	61,065
US Treasury Notes 4.125% 8/31/2030	4.61	115,000	114,996
US Treasury Notes 4.375% 11/30/2030	4.35	164,000	166,146
US Treasury Notes 4.375% 5/15/2034	4.22 to 4.30	7,000	7,095
US Treasury Notes 4.625% 5/31/2031	4.33	44,000	45,217
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,705,351)			3,392,191

Money Market Funds - 12.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (s) (Cost $1,456,975)	4.64	1,456,684	1,456,975

TOTAL INVESTMENT IN SECURITIES - 118.1% (Cost $14,323,674)	13,942,543
NET OTHER ASSETS (LIABILITIES) - (18.1)%	(2,137,233)
NET ASSETS - 100.0%	11,805,310

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 3% 12/1/2054	(75,000)	(66,492)
Ginnie Mae II Pool 3.5% 12/1/2054	(50,000)	(45,707)
Ginnie Mae II Pool 6% 12/1/2054	(225,000)	(227,355)
Uniform Mortgage Backed Securities 2% 12/1/2054	(625,000)	(501,074)
Uniform Mortgage Backed Securities 2.5% 12/1/2054	(100,000)	(83,719)
Uniform Mortgage Backed Securities 6.5% 12/1/2054	(100,000)	(102,391)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,026,738)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,014,532)		(1,026,738)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Mar 2025	206,109	592	592
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	Mar 2025	215,203	1,763	1,763

TOTAL FUTURES CONTRACTS					2,355
The notional amount of futures purchased as a percentage of Net Assets is 3.5%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	2,237	EUR	2,000	JPMorgan Chase Bank NA	12/05/24	124
USD	127,261	GBP	95,000	Goldman Sachs Bank USA/New York NY	12/05/24	6,378
USD	7,638	EUR	7,000	BROWN BROTHERS HARRIMAN AND CO	12/05/24	240
GBP	1,000	USD	1,296	CANADIAN IMPERIAL BK COMMERCE	12/05/24	(24)
USD	432,684	EUR	386,000	CITIBANK NA	12/05/24	24,740
USD	1,108	EUR	1,000	CITIBANK NA	12/05/24	51
USD	1,077	EUR	1,000	CITIBANK NA	12/05/24	20
GBP	2,000	USD	2,542	BANK OF AMERICA NA	12/05/24	3
USD	1,056	EUR	1,000	BNP PARIBAS, NY BRANCH	12/05/24	(1)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						31,531
Unrealized Appreciation						31,556
Unrealized Depreciation						(25)

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,051,720 or 17.4% of net assets.

(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,567 and $3,444, respectively.

(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $1,014 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)	Level 3 security
(j)	Non-income producing
(k)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(m)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $537,303 or 4.6% of net assets.

(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(p)	Security is perpetual in nature with no stated maturity date.
(q)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(r)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,678.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	1,368,912	769,586	681,523	15,746	-	-	1,456,975	0.0%
Total	1,368,912	769,586	681,523	15,746	-	-	1,456,975

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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